Parent Entity Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Parent Entity Information (Unaudited) [Abstract]
Schedule of Comprehensive Income	Statement of Comprehensive Income
	Company
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Loss after income tax	(4,147,703)	(6,524,857)	(7,158,129)
Other comprehensive income	-	-	-
Total comprehensive loss	(4,147,703)	(6,524,857)	(7,158,129)

Schedule of Financial Position	Statement of Financial Position
	Company
	December 31, 2023	December 31, 2022
	US$	US$
Total non-current assets	119	2,826,460
Total current assets	55,028,200	46,336,496
Total assets	55,028,319	49,162,956
Total current liabilities	(2,211,055)	(6,992,318)
Total non-current liabilities	(11,144,000)	(2,408,271)
Total liabilities	(13,355,055)	(9,400,589)
Total assets less liabilities	41,673,264	39,762,367

Equity
Issued capital	68,977,851	65,464,091
Other reserves	2,544,840	-
Accumulated losses	(29,849,427)	(25,701,724)
Total equity	41,673,264	39,762,367